Note 5 - Loan Servicing (Detail) - Estimated Amortization Expense (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
2013	$ 370
2014	278
2015	185
2016	99
2017	33
Loan Servicing Assets [Member]
2013	1,152
2014	949
2015	797
2016	660
2017	530
Thereafter	$ 905